Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Trade and Other Payables [Abstract]
Trade and Other Payables
12.	Trade and Other Payables

	2026	2025	2024
	AUD$	AUD$	AUD$
CURRENT
Related parties - payable (refer note-25 (c))	-	5,755,168	589,166
Trade and other payables	6,622,148	6,989,462	9,866,518
Total trade and other payables	6,622,148	12,744,630	10,455,684

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days. The carrying value of trade and other payables is considered a reasonable approximation of fair value due to the short-term nature of the balances.